Adjustments to cash from operating activities (Tables)	12 Months Ended
Mar. 31, 2021
Statement of cash flows [abstract]
Disclosure of Detailed Information about Adjustments to Cash from Operating Activities	Adjustments to cash from operating activities

(EUR thousand)	For the financial year ended March 31
Net deductible financial income (cost)	2021	2020	2019
Net change in capitalized financing costs (excl. yearly amortization)	(937)	(9)	—
Net change in interests payable	28	55	3
Net foreign exchange gains/(losses) on financing activities	(280)	3,105	861
Net foreign exchange gains/(losses)	(1,379)	(4,178)	(399)
Other finance income	2,121	1,650	1,403
Interest received	345	552	562
Other finance expenses	(2,203)	(5,947)	(3,501)
Total	(2,305)	(4,772)	(1,071)

(EUR thousand)	For the financial year ended March 31
Elimination of non-cash revenue and expenses included in Profit before tax	2021 Restated	2020	2019
Change in provisions	(22)	486	277
Change in the value of retirement benefit obligation	(976)	59	(712)
Changes in share-based payments	1,239	—	—
Put options	2,817	—	—
Impairment financial assets	—	0	101
Impairment tangible and intangible assets	1,676	—	—
Fair value (gain)/loss on derivative financial instruments	489	(894)	1
Profit/(loss) from participations in associated companies	1,056	1,839	—
Gain/(loss) on Share base payments and NC-PECS	—	1,771	1,053
Capital gain/loss tangible and intangible assets	696	—	—
Change in fair value of warrants	10,856	—	—
Other	649	(322)	485
Total	18,480	2,939	1,205